Investments	12 Months Ended
Dec. 31, 2018
Investments
4.	INVESTMENTS

(a) Short-term investments

As of December 31, 2017, and 2018, short-term investments included time deposits, constructive notes in commercial banks and convertible loan of RMB1,395,694 and RMB930,610 (US$135,352), respectively.

For the years ended December 31, 2016, 2017 and 2018, interest income from its short-term investments of RMB6,563, RMB16,929 and RMB38,368 (US$5,580), respectively, was recognized in the consolidated statements of comprehensive income.

No impairment of short-term investment was recognized for the years ended December 31, 2016, 2017 and 2018.

(b) Long-term investments

Equity investments accounted for at fair value using the alternative measurement

Equity investments at fair value without readily determinable fair value were accounted as cost method investments prior to adopting ASC 321. As of December 31, 2017, the carrying amount of the Group’s cost method investments was RMB1,002,539. In accordance with ASC 321, the Group elected to use the measurement alternative to measure such investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. As of December 31, 2018, the carrying amount of the Group’s equity investments accounted for at fair value using the alternative measurement was RMB1,564,062 (US$227,484), net of RMB432,504 (US$62,905) in accumulated impairment. During the year ended December 31, 2018, certain equity investments were remeasured based on observable price changes in orderly transactions for an identical or similar investment of the same issuer, the aggregate carrying amount of these investments was RMB556,537 (US$80,945) as of December 31, 2018.

Total unrealized and realized gains and losses of equity securities without readily determinable fair values in 2018 were as follows:

	For the year ended December 31, 2018
	RMB	US$
Gross unrealized gains (upward adjustments)	357,372	51,978
Gross unrealized losses (impairment)	(94,895)	(13,802)

Net unrealized gains and losses on equity securities held	262,477	38,176
Net realized gains on equity securities sold	319,711	46,500

Total net gains recognized in impairment of investments and other income, net	582,188	84,676

In 2018, the Group : i) acquired additional preferred share of Beijing OrionStar Technology Co., Ltd. (“Beijing OrionStar”), through the exercise of part of the two-year warrant at a cash consideration of RMB203,216 (US$29,557). Subsequent to the transaction, the Group owned 41.5% equity interest not qualified as in-substance common stock of Beijing OrionStar. ii) in November, 2018, disposed certain portion of equity ownership of Bytedance and recognized disposal gain of US$43,289 (equivalent to RMB300,211) and a fair value gain of US$43,289 (equivalent to RMB300,211) for the remaining portion of equity ownership in “other income, net”, as the disposal was considered to be a similar transaction. iii) owned 21.9% equity interest not qualified as in-substance common stock of Youloft HK after deconsolidation (Note 3), the fair value of the remaining share interest is US$13,553 (equivalent to RMB93,458). iv) acquired other equity interests in 14 internet companies for total consideration of RMB208,192 (US$30,280).

In 2017, the Group acquired: i) a small minority equity interest of Bytedance at a consideration of RMB329,710, ii) preferred shares representing 29.6% equity interest of Beijing OrionStar and a two-year warrant at a cash consideration of RMB264,768 and iii) other equity interests in 8 internet companies for total cash consideration of RMB65,130.

In 2016, the Group acquired: i) 2.8% additional equity interest of a third-party mobile application developer at a cash consideration of RMB130,432, ii) 4.6% equity interest of a third-party mobile technique provider at a consideration of RMB80,000 and iii) other equity interests in 12 internet companies for total consideration of RMB94,133.

The Group received dividends form investees of RMB123, RMB58,741 and nil in the consolidated statements of comprehensive income for the years ended December 31, 2016, 2017 and 2018, respectively. Disposal gain of cost method investments amounting to RMB721 and RMB947,069 was recognized in “Other income, net” in the consolidated statements of comprehensive income for the years ended December 31, 2016 and 2017, respectively.

Equity method investments

Equity method investments represents equity investments in common stock or in-substance-common stock over which the Group have significant influences and equity interest in limited partnerships in which the Group holds a three percent or greater interest. The carrying amount of the Company’s equity method investments was RMB149,969 and RMB151,533 (US$22,040) as of December 31, 2017 and 2018, respectively.

In 2018, the Group acquired equity method investments with aggregate consideration of RMB5,721 (US$832).

In 2017, the Group acquired: i) equity interests in Ziniu Fund, L.P. with a cash consideration of RMB40,000; ii) other equity method investments with aggregate consideration of RMB14,516.

In 2016, the Group acquired equity method investments with aggregate consideration of RMB3,277.

None of equity method investments was considered individually material for the years ended December 31, 2016, 2017 and 2018. The Group summarized the unaudited condensed financial information of the Group’s equity investments as a group below in accordance with Rule 4-08 of Regulation S-X:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Balance sheet data:
Current assets	212,333	166,559	24,225
Non-current assets	348,656	608,712	88,533
Current liabilities	90,909	5,262	765
Non-current liabilities	2,437	4,320	628

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Operating data:
Revenues	94,343	53,175	24,073	3,501
Gross profit	65,097	43,947	12,830	1,866
Operating (loss) income	(50,475)	(2,372)	29,066	4,227
Net (loss) income	(40,192)	5,849	25,301	3,680

The Group recorded a loss of RMB11,363, a gain of RMB495, and a loss of RMB384 (US$56) from equity method investments for the years ended December 31, 2016, 2017 and 2018, respectively. The Group also recognized impairment losses of RMB11,453, nil and RMB31 (US$5) for equity method investments in the consolidated statements of comprehensive income for the years ended December 31, 2016, 2017 and 2018, respectively. The Group recognized disposal gain of RMB30,625, nil and nil and deemed disposal gain of nil, RMB6,276 and nil for the years ended December 31, 2016, 2017 and 2018, respectively.

Available-for-sale debt securities

Long-term available-for-sale debt securities primarily represent investments in a structured note and convertible loan. As of December 31, 2017, and 2018, long-term available-for-sale debt securities were of RMB182 and RMB133,448 (US$19,409), respectively.

For the years ended December 31, 2016, 2017 and 2018, the Group recognized an impairment loss on the long-term available-for-sale debt securities of nil, RMB6,594 and nil in the consolidated statements of comprehensive income.

For the years ended December 31, 2016, 2017 and 2018, the Group recognized fair value loss on the long-term available-for-sale debt securities of nil, nil and RMB3,732 (US$543) in the consolidated statements of accumulated other comprehensive income.